Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of stockholders' equity for the year ended December 31, 2022:
Recapitalization
Cash - Tiga, trust and cash, net of redemptions	$5,182
Cash - Exercise of Forward Purchase Agreement	100,000
105,182
Less: Non-cash net liabilities assumed from Tiga	(1,754)
Less: Fair value of Public and Private Warrants	(39,228)
Less: Transaction costs for Tiga	(17,421)
Less: Transaction costs for Grindr allocated to equity	(9,933)
Net effect of Business Combination on equity	36,846
Less: Transaction costs for Grindr allocated to warrant liability	(2,302)
Add: Transaction costs for Grindr not yet paid	1,196
Add: Non-cash net liabilities assumed from Tiga	1,754
Add: Fair value of Public and Private Warrants	39,228
Net cash contributions from Business Combination	$76,722

As presented in the consolidated statements of stockholders' equity:
Issuance of common stock in the Business Combination, net of transaction costs	$(65,983)
Exercise of Forward Purchase Agreement	102,829
Net effect of Business Combination on equity	$36,846

As presented in the consolidated statements of cash flows:
Proceeds from issuance of common stock in the Business Combination	$5,182
Proceeds from exercise of Forward Purchase Agreement	100,000
Transaction costs paid in connection with the Business Combination	(28,460)
Net cash contributions from Business Combination	$76,722

Schedule Of Reverse Recapitalization
The number of shares of common stock issued immediately following the consummation of the Business Combination was as follows:
Shares
Founder Shares	6,900,000
Class A common stock of Tiga, net of redemptions	485,233
Forward Purchase Agreement shares	10,000,000
Legacy Grindr units	156,139,170
Total	173,524,403